Summary of Significant Accounting Policies and Disclosures, Poseidon Transaction (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Nov. 15, 2018
Assets and Liabilities Acquired
Vessels fair value as of November 15, 2018	$ 761,248
Negative goodwill allocated pro-rata to the vessels acquired	(143,726)
Vessels fair value recognized as of November 15, 2018 (see note 3)	617,522
Cash and cash equivalents	35,044
Fair value of time charter contracts attached, net of pro-rata allocation of negative goodwill	5,404
Debt assumed	(509,673)
Working capital (excluding cash and cash equivalents)	(11,331)
Total	136,966
Fair Value of Consideration Given
Share price as of November 15, 2018 (as adjusted for reverse stock split)		$ 7.84
Fair value of stock-based consideration	125,133
Capitalized transaction expenses	11,833
Total consideration	$ 136,966